Schedule V-Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Movement in valuation and qualifying accounts
Balance at Beginning of Year	$ 8,192	$ 10,079	$ 27,628
Charged to Costs and Expenses	(1,661)	(1,829)	(9,817)
Charged to Other Accounts	0	0	0
Deductions	0	58	7,732
Balance at End of Year	6,531	8,192	10,079
Valuation allowance for deferred tax assets
Movement in valuation and qualifying accounts
Balance at Beginning of Year			10,523
Charged to Costs and Expenses			(10,523)
Charged to Other Accounts			0
Deductions			0
Balance at End of Year			0
Valuation allowance for mortgage loans on real estate
Movement in valuation and qualifying accounts
Balance at Beginning of Year	3,646	5,381	12,434
Charged to Costs and Expenses	(1,599)	(1,735)	679
Charged to Other Accounts	0	0	0
Deductions	0	0	7,732
Balance at End of Year	2,047	3,646	5,381
Valuation allowance for uncollectible agents balances
Movement in valuation and qualifying accounts
Balance at Beginning of Year	4,530	4,655	4,671
Charged to Costs and Expenses	(68)	(67)	(16)
Charged to Other Accounts	0	0	0
Deductions	0	58	0
Balance at End of Year	4,462	4,530	4,655
Valuation allowance for uncollectible accounts
Movement in valuation and qualifying accounts
Balance at Beginning of Year	16	43	0
Charged to Costs and Expenses	6	(27)	43
Charged to Other Accounts	0	0	0
Deductions	0	0	0
Balance at End of Year	$ 22	$ 16	$ 43